INTANGIBLE ASSETS, NET - Schedule (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Intangible assets, net
Intangible assets, gross	¥ 6,122			¥ 5,876
Less: Accumulated amortization	200			178
Less: Accumulated impairment loss	447			420
Total	5,475		$ 755	5,278
Amortization expense of intangible assets	23	¥ 24
Impairment loss recognized	0	¥ 0
Manachised and franchised hotels
Intangible assets, net
Intangible assets, gross	380			368
Purchased software
Intangible assets, net
Intangible assets, gross	134			128
Other intangible assets
Intangible assets, net
Intangible assets, gross	80			77
Brand names
Intangible assets, net
Intangible assets, gross	5,336			5,111
Master brand agreement
Intangible assets, net
Intangible assets, gross	¥ 192			¥ 192